LOANS RECEIVABLE Q - Schedule of Loans Receivable, Current And Non-Current (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Loans receivable	$ 529,396	$ 476,620
Loans receivable, non-current	6,675	0
Less: allowance for credit loss	(375)	0
Loans receivable, current and non-current	$ 535,696	$ 476,620